FAIR VALUE MEASUREMENT (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Current Liabilites [Abstract]
Derivative liability	$ 17,282,500	$ 14,905,300
Liabilities [Abstract]
Derivative Liability	1,120,300	0
Level 3 [Member]
Current Liabilites [Abstract]
Derivative liability	17,282,500
Liabilities [Abstract]
Derivative Liability	$ 1,120,300	$ 14,905,300